Fair value measurements - Additional information (Detail) - JPY (¥) ¥ in Billions		3 Months Ended		6 Months Ended		12 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Amount of discount or liquidity adjustment in inactive markets
Investment in the common stock at fair value through election of the fair value option
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables, more (less) than the principal balance of such loans and receivables		0		0		0
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings more (less) than the principal balance of such long-term borrowings		¥ 89		¥ 89		¥ 58
Concentrations of credit risk, percentage				15.00%		16.00%
American Century Companies, Inc. [Member]
Investment in the common stock at fair value through election of the fair value option
Percentage of economic interest		40.52%		40.52%		40.14%
Recurring | Financial assets (excluding derivative assets) [Member]
Transfers between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets				¥ 16	¥ 32
Transfer from Level 2 to Level 1, Assets				30	98
Recurring | Trading assets and private equity investments [Member] | Equities [Member]
Transfers between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets					29
Transfer from Level 2 to Level 1, Assets				22	86
Recurring | Financial liabilities (excluding derivative liabilities) [Member]
Transfers between Level 1 and Level 2
Transfer from Level 2 to Level 1, Liabilities				15	124
Recurring | Trading liabilities [Member] | Short sales of equities [Member]
Transfers between Level 1 and Level 2
Transfer from Level 2 to Level 1, Liabilities				14	121
Recurring | Level 3 [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets	[1]	¥ 12	¥ 33	15	36
Transfers out of Level 3, Liabilities	[1]	49	57	61	84
Transfers into Level 3, Assets	[1]	21	3	38	23
Transfers into Level 3, Liabilities	[1]	19	15	41	29
Recurring | Level 3 [Member] | Financial assets (excluding derivative assets) [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets		18		35	14
Transfers into Level 3, Assets		19		35	19
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets	[1]	18	8	35	14
Transfers into Level 3, Assets	[1]	13	4	24	18
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets	[1]	1	2	1	2
Transfers into Level 3, Assets	[1]	2	1	3	1
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets	[1]	17	2	32	4
Transfers into Level 3, Assets	[1]	8	0	16	9
Recurring | Level 3 [Member] | Financial liabilities (excluding derivative liabilities) [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Liabilities		49	57	61	84
Transfers into Level 3, Liabilities		19	15	41	29
Recurring | Level 3 [Member] | Trading liabilities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Liabilities	[1]	0	1	0	1
Transfers into Level 3, Liabilities	[1]	0	0	0	1
Recurring | Level 3 [Member] | Trading liabilities [Member] | Equities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Liabilities	[1]	0	1	0	1
Transfers into Level 3, Liabilities	[1]	0	0	0	1
Recurring | Level 3 [Member] | Long-term borrowings [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Liabilities	[1]	39	49	49	72
Transfers into Level 3, Liabilities	[1]	11	14	25	27
Recurring | Level 3 [Member] | Short-term borrowings [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Liabilities	[1]	10	7	12	11
Transfers into Level 3, Liabilities	[1]	8	1	16	1
Recurring | Level 3 [Member] | Net Derivatives [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets	[1],[2]	(6)	25	(20)	22
Transfers into Level 3, Assets	[1],[2]	2	(1)	3	4
Recurring | Level 3 [Member] | Interest rate derivative [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets	[1],[2]	(4)	26	(14)	28
Transfers into Level 3, Assets	[1],[2]	¥ 6	¥ 1	¥ 6	¥ 1

[1]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 is the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the year are excluded from the table.
[2]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.